PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 90.8%
Corporate Bonds 6.5%
Brazil 0.3%
JSM Global Sarl, Gtd. Notes, 144A	4.750%	10/20/30		200	$178,520
Jamaica 0.4%
Digicel Ltd., Gtd. Notes	6.750	03/01/23		235	228,897
Malaysia 0.3%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		200	199,037
Mexico 1.7%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	14,250	687,047
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		40	39,182
Gtd. Notes	6.490	01/23/27		55	57,504
Gtd. Notes	6.500	03/13/27		80	83,553
Gtd. Notes, MTN	6.875	08/04/26		155	166,139
					1,033,425
Russia 1.8%
Gazprom Capital OOO,
Gtd. Notes, Series BO03	7.150(cc)	02/15/28	RUB	45,000	545,050
Gtd. Notes, Series BO05	8.900(cc)	02/03/27	RUB	42,000	536,155
					1,081,205
South Africa 0.7%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	203,081
Sasol Financing USA LLC, Gtd. Notes	5.875	03/27/24		200	206,219
					409,300
Supranational Bank 1.3%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	7.500	05/15/22	IDR	900,000	63,245
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	7,500,000	529,572

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	12.576%(s)	09/05/22	TRY	1,260	$82,470
Sr. Unsec’d. Notes, EMTN	3.000	05/24/24	PLN	600	143,516
					818,803

Total Corporate Bonds (cost $4,502,864)					3,949,187
Foreign Treasury Obligation 1.1%
Brazil
Brazil Letras do Tesouro Nacional, (cost $711,025)	6.144(s)	01/01/24	BRL	4,318	657,365
Sovereign Bonds 83.2%
Angola 0.7%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500	11/12/25		400	437,756
Argentina 0.2%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	1.000	07/09/29		24	8,428
Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	3.900(cc)	09/01/37		249	106,512
					114,940
Brazil 3.5%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		165	167,423
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	1,771	344,989
Notes, Series NTNF	10.000	01/01/23	BRL	3,422	632,757
Notes, Series NTNF	10.000	01/01/25	BRL	3,843	703,200
Notes, Series NTNF	10.000	01/01/27	BRL	1,214	219,437
Notes, Series NTNF	10.000	01/01/31	BRL	200	35,101

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	9,750
					2,112,657

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Chile 2.2%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	4.500%	03/01/26	CLP	280,000	$335,618
Bonds	5.000	03/01/35	CLP	115,000	134,263
Bonds, 144A	5.000	10/01/28	CLP	110,000	132,081
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000	173,368
Unsec’d. Notes, 144A	2.300	10/01/28	CLP	175,000	177,750
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	46,966
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	250,000	293,050
					1,293,096
China 12.6%
China Government Bond,
Bonds, Series 1906	3.290	05/23/29	CNH	3,690	601,847
Bonds, Series 1910	3.860	07/22/49	CNH	1,610	275,428
Bonds, Series INBK	1.990	04/09/25	CNH	6,500	1,007,800
Bonds, Series INBK	2.680	05/21/30	CNH	11,500	1,788,049
Bonds, Series INBK	2.850	06/04/27	CNH	10,500	1,673,764
Bonds, Series INBK	3.010	05/13/28	CNH	3,620	580,692
Bonds, Series INBK	3.270	11/19/30	CNH	4,200	685,992
Unsec’d. Notes, Series INBK	3.030	03/11/26	CNH	2,500	401,847
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	3,410	580,775
					7,596,194
Colombia 3.2%
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	55,307
Bonds, Series B	6.000	04/28/28	COP	2,121,000	468,349
Bonds, Series B	6.250	11/26/25	COP	557,300	132,613
Bonds, Series B	7.000	06/30/32	COP	2,114,800	462,403
Bonds, Series B	7.250	10/18/34	COP	777,800	169,159
Bonds, Series B	7.250	10/26/50	COP	210,000	41,523
Bonds, Series B	7.500	08/26/26	COP	1,150,900	281,538
Bonds, Series B	7.750	09/18/30	COP	500,000	117,794
Bonds, Series G	7.000	03/26/31	COP	759,800	168,642
Sr. Unsec’d. Notes	3.750	06/16/49	COP	188,807	44,973
					1,942,301
Czech Republic 2.2%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	2,000	101,510

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Czech Republic (cont’d.)
Czech Republic Government Bond, (cont’d.)
Bonds, Series 078	2.500%	08/25/28	CZK	2,100	$91,603
Bonds, Series 094	0.950	05/15/30	CZK	8,230	314,547
Bonds, Series 095	1.000	06/26/26	CZK	3,000	124,259
Bonds, Series 100	0.250	02/10/27	CZK	6,210	244,482
Bonds, Series 103	2.000	10/13/33	CZK	4,790	193,100
Bonds, Series 105	2.750	07/23/29	CZK	3,500	154,851
Bonds, Series 121	1.200	03/13/31	CZK	3,300	126,977
					1,351,329
Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	9.750	06/05/26	DOP	8,000	143,917
Hungary 2.1%
Hungary Government Bond,
Bonds, Series 2025, Class B	5.500	06/24/25	HUF	67,870	220,687
Bonds, Series 26/D	2.750	12/22/26	HUF	70,000	202,362
Bonds, Series 26/E	1.500	04/22/26	HUF	115,000	319,431
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	122,971
Bonds, Series 28/A	6.750	10/22/28	HUF	51,060	178,259
Bonds, Series 34/A	2.250	06/22/34	HUF	24,810	59,121
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	53,219
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	75,082
					1,231,132
Indonesia 10.4%
Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	9,932,000	775,245
Bonds, Series 059	7.000	05/15/27	IDR	7,065,000	521,225
Bonds, Series 064	6.125	05/15/28	IDR	2,400,000	167,647
Bonds, Series 065	6.625	05/15/33	IDR	3,200,000	222,086
Bonds, Series 068	8.375	03/15/34	IDR	6,268,000	488,349
Bonds, Series 070	8.375	03/15/24	IDR	1,410,000	106,001
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	290,658
Bonds, Series 072	8.250	05/15/36	IDR	3,816,000	294,546
Bonds, Series 073	8.750	05/15/31	IDR	4,940,000	393,440
Bonds, Series 075	7.500	05/15/38	IDR	4,496,000	326,441
Bonds, Series 078	8.250	05/15/29	IDR	7,050,000	542,849
Bonds, Series 079	8.375	04/15/39	IDR	400,000	31,343
Bonds, Series 080	7.500	06/15/35	IDR	5,470,000	399,772

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Treasury Bond, (cont’d.)
Bonds, Series 081	6.500%	06/15/25	IDR	5,101,000	$372,221
Bonds, Series 082	7.000	09/15/30	IDR	5,915,000	422,941
Bonds, Series 083	7.500	04/15/40	IDR	3,040,000	222,088
Bonds, Series 087	6.500	02/15/31	IDR	10,023,000	697,361
					6,274,213
Ivory Coast 0.2%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.250	03/22/30	EUR	115	129,284
Malaysia 9.2%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23		1,000	1,000,883
Malaysia Government Bond,
Bonds, Series 0115	3.955	09/15/25	MYR	1,650	406,122
Bonds, Series 0118	3.882	03/14/25	MYR	1,977	484,526
Bonds, Series 0219	3.885	08/15/29	MYR	2,200	534,027
Bonds, Series 0307	3.502	05/31/27	MYR	1,715	411,782
Bonds, Series 0310	4.498	04/15/30	MYR	740	186,103
Bonds, Series 0311	4.392	04/15/26	MYR	285	71,178
Bonds, Series 0316	3.900	11/30/26	MYR	2,625	644,542
Bonds, Series 0317	4.762	04/07/37	MYR	1,022	263,421
Bonds, Series 0411	4.232	06/30/31	MYR	280	69,342
Bonds, Series 0413	3.844	04/15/33	MYR	390	92,320
Bonds, Series 0415	4.254	05/31/35	MYR	700	170,972
Bonds, Series 0417	3.899	11/16/27	MYR	1,370	335,197
Bonds, Series 0419	3.828	07/05/34	MYR	760	178,161
Bonds, Series 0513	3.733	06/15/28	MYR	1,480	357,726
Bonds, Series 0519	3.757	05/22/40	MYR	900	201,726

Malaysia Government Investment Issue, Bonds, Series 0617	4.724	06/15/33	MYR	600	153,345
					5,561,373
Mexico 4.0%
Mexican Bonos,
Bonds, Series M	7.750	05/29/31	MXN	8,210	400,138
Bonds, Series M	8.000	11/07/47	MXN	8,628	418,838
Bonds, Series M30	10.000	11/20/36	MXN	2,355	136,538
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	6,987	330,507
Sr. Unsec’d. Notes, Series M20	8.500	05/31/29	MXN	8,000	407,928

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexican Bonos, (cont’d.)
Sr. Unsec’d. Notes, Series M30	8.500%	11/18/38	MXN	8,472	$433,289
Mexican Udibonos,
Bonds, Series S	2.750	11/27/31	MXN	3,021	137,967
Bonds, Series S	4.500	12/04/25	MXN	3,081	156,703
					2,421,908
Nigeria 0.4%
Nigeria Government International Bond, Sr. Unsec’d. Notes	7.625	11/21/25		200	215,350
Pakistan 1.0%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	09/30/25		200	210,708
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	405,256
					615,964
Peru 2.4%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	1,360	357,437
Bonds	6.950	08/12/31	PEN	190	52,216
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	1,000	219,382
Sr. Unsec’d. Notes	5.400	08/12/34	PEN	580	136,351
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	855	220,134
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.350	08/12/28	PEN	435	117,347
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	63,815
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	521	136,513
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	131,365
					1,434,560
Philippines 0.2%
Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	110,534
Poland 3.6%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	337,881
Bonds, Series 0725	3.250	07/25/25	PLN	761	182,734

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Poland (cont’d.)
Republic of Poland Government Bond, (cont’d.)
Bonds, Series 0726	2.500%	07/25/26	PLN	2,960	$681,632
Bonds, Series 0727	2.500	07/25/27	PLN	1,600	362,298
Bonds, Series 1026	0.250	10/25/26	PLN	280	57,553
Bonds, Series 1029	2.750	10/25/29	PLN	1,740	390,189
Bonds, Series 1030	1.250	10/25/30	PLN	750	147,069
					2,159,356
Romania 2.0%
Romania Government Bond,
Bonds, Series 05YR	3.650	07/28/25	RON	1,000	218,539
Bonds, Series 05YR	4.250	06/28/23	RON	1,145	259,689
Bonds, Series 07YR	3.250	04/29/24	RON	750	165,515
Bonds, Series 07YR	4.850	04/22/26	RON	980	221,582
Bonds, Series 10YR	5.000	02/12/29	RON	500	112,337
Bonds, Series 10YR	5.850	04/26/23	RON	460	106,421
Bonds, Series 15YR	3.650	09/24/31	RON	590	116,060
					1,200,143
Russia 3.5%
Russian Federal Bond - OFZ,
Bonds, Series 6212	7.050	01/19/28	RUB	7,215	83,420
Bonds, Series 6218	8.500	09/17/31	RUB	16,712	205,936
Bonds, Series 6219	7.750	09/16/26	RUB	12,000	145,638
Bonds, Series 6221	7.700	03/23/33	RUB	14,280	165,259
Bonds, Series 6224	6.900	05/23/29	RUB	27,635	312,240
Bonds, Series 6228	7.650	04/10/30	RUB	22,600	264,518
Bonds, Series 6229	7.150	11/12/25	RUB	7,500	89,961
Bonds, Series 6230	7.700	03/16/39	RUB	13,030	147,853
Bonds, Series 6232	6.000	10/06/27	RUB	8,500	93,728
Bonds, Series 6235	5.900	03/12/31(a)	RUB	46,054	473,860

Russian Federal Inflation Linked Bond, Unsec’d. Notes, Series 2003	2.500	07/17/30	RUB	8,360	102,067
					2,084,480

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 0.3%
Serbia Treasury Bonds,
Bonds, Series 07YR	4.500%	01/11/26	RSD	9,460	$94,405
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	62,402
					156,807
South Africa 11.0%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2023	7.750	02/28/23	ZAR	1,500	100,004
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	18,835	1,132,220
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	8,470	496,380
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	6,104	357,018
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	6,520	361,193
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	4,130	234,699
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	5,485	299,957
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	10,375	566,238
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	27,119	1,959,439
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	175,977
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	7,550	414,174
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	11,980	520,665
					6,617,964
Thailand 6.6%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	12,605	369,616
Bonds	2.000	06/17/42	THB	5,080	131,564
Bonds	2.875	12/17/28	THB	19,480	626,564
Bonds	2.875	06/17/46	THB	6,065	177,571
Bonds	3.300	06/17/38	THB	10,300	331,946
Bonds	3.400	06/17/36	THB	9,585	312,929
Sr. Unsec’d. Notes	1.600	06/17/35	THB	7,100	191,775
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	24,990
Sr. Unsec’d. Notes	2.000	12/17/31	THB	10,625	315,525
Sr. Unsec’d. Notes	2.125	12/17/26	THB	21,535	669,121
Sr. Unsec’d. Notes	3.650	06/20/31	THB	11,335	385,751
Sr. Unsec’d. Notes	3.775	06/25/32	THB	13,125	449,937
					3,987,289
Turkey 0.7%
Turkey Government Bond,
Bonds	8.500	09/14/22	TRY	395	28,243

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government Bond, (cont’d.)
Bonds	8.800%	09/27/23	TRY	500	$31,157
Bonds	9.000	07/24/24	TRY	2,700	154,807
Bonds	12.200	01/18/23	TRY	2,315	164,676
Bonds	12.400	03/08/28	TRY	1,000	50,662
					429,545
Ukraine 0.6%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	150	144,505
Sr. Unsec’d. Notes	7.750	09/01/24		222	198,081
					342,586
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875	06/20/22	UYU	3,260	74,412
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	41,957
					116,369

Total Sovereign Bonds (cost $53,556,896)					50,081,047

Total Long-Term Investments (cost $58,770,785)					54,687,599

Shares
Short-Term Investments 8.0%
Affiliated Mutual Fund 1.0%
PGIM Institutional Money Market Fund (cost $597,903; includes $597,852 of cash collateral for securities on loan)(b)(we)	598,322	597,903

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 6.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $4,145,980)	4,145,980	$4,145,980
Options Purchased*~ 0.1%
(cost $98,290)		67,878

Total Short-Term Investments (cost $4,842,173)		4,811,761

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.8% (cost $63,612,958)		59,499,360
Options Written*~ (0.1)%
(premiums received $69,944)		(46,907)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.7% (cost $63,543,014)		59,452,453
Other assets in excess of liabilities(z) 1.3%		767,328

Net Assets 100.0%		$60,219,781

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DOP—Dominican Peso
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RSD—Serbian Dinar
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
TWD—New Taiwanese Dollar
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MTN—Medium Term Note
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
T—Swap payment upon termination
THBFIX—Thai Baht Interest Rate Fixing
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $485,567; cash collateral of $597,852 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.55		—		280	$1,930
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	8.00		—		140	23
Currency Option USD vs IDR	Call	Morgan Stanley & Co. International PLC	04/28/22	16,500.00		—		684	245
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	24,500.00		—		684	2
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	02/07/22	22.00		—		406	18
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	03/17/22	21.25		—		1,400	11,359
Currency Option USD vs RUB	Call	Goldman Sachs International	06/09/22	83.00		—		818	28,161
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	16.00		—		912	20,779
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	5.60		—		280	13
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	04/28/22	14,300.00		—		684	5,173
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	02/03/22	19.00		—		543	—
Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	58.00		—		818	101
Currency Option USD vs TRY	Put	Goldman Sachs International	02/04/22	7.00		—		269	—
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	12.25		—		912	74
Total Options Purchased (cost $98,290)								$67,878
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.90	—	420	$(722)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	16,500.00	—	684	(245)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	03/17/22	22.50	—	1,400	(2,441)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs RUB	Call	Goldman Sachs International	06/09/22	90.00	—	818	$(15,725)
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	17.50	—	912	(5,914)
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	6.40	—	280	(2,604)
Currency Option USD vs IDR	Put	Morgan Stanley & Co. International PLC	04/28/22	14,300.00	—	684	(5,173)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	02/03/22	20.40	—	543	(217)
Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	71.00	—	818	(3,728)
Currency Option USD vs TRY	Put	Goldman Sachs International	02/04/22	11.25	—	269	(1)
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	14.75	—	912	(10,137)
Total Options Written (premiums received $69,944)							$(46,907)
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
7	2 Year U.S. Treasury Notes	Mar. 2022	$1,516,594	$11,822
1	5 Year Euro-Bobl	Mar. 2022	148,565	2,392
11	5 Year U.S. Treasury Notes	Mar. 2022	1,311,234	17,308
2	10 Year U.S. Treasury Notes	Mar. 2022	255,938	3,326
1	Euro Schatz Index	Mar. 2022	125,686	393
				$35,241
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	213	$152,000	$150,922	$—	$(1,078)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 02/02/22	Barclays Bank PLC	BRL	422	$73,616	$79,442	$5,826	$—
Expiring 02/02/22	Credit Suisse International	BRL	17,454	3,084,802	3,285,234	200,432	—
Expiring 02/02/22	HSBC Bank PLC	BRL	3,074	540,000	578,671	38,671	—
Expiring 02/02/22	JPMorgan Chase Bank, N.A.	BRL	1,568	273,000	295,077	22,077	—
Expiring 02/02/22	Morgan Stanley & Co. International PLC	BRL	561	97,823	105,621	7,798	—
Expiring 03/03/22	Credit Suisse International	BRL	19,524	3,596,907	3,648,182	51,275	—
Chilean Peso,
Expiring 03/16/22	HSBC Bank PLC	CLP	94,393	111,900	117,175	5,275	—
Chinese Renminbi,
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	1,965	306,000	308,003	2,003	—
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	469	73,266	73,557	291	—
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	2,345	367,533	367,617	84	—
Expiring 02/18/22	UBS AG	CNH	263	41,046	41,231	185	—
Colombian Peso,
Expiring 03/16/22	Barclays Bank PLC	COP	130,211	32,618	32,805	187	—
Expiring 03/16/22	Citibank, N.A.	COP	430,618	108,212	108,487	275	—
Expiring 03/16/22	HSBC Bank PLC	COP	651,712	160,000	164,189	4,189	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	COP	204,653	50,356	51,560	1,204	—
Expiring 03/16/22	UBS AG	COP	593,228	148,000	149,455	1,455	—
Czech Koruna,
Expiring 04/19/22	Barclays Bank PLC	CZK	33,151	1,528,087	1,517,446	—	(10,641)
Expiring 04/19/22	Citibank, N.A.	CZK	7,862	358,000	359,874	1,874	—
Expiring 04/19/22	Citibank, N.A.	CZK	7,106	324,299	325,255	956	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CZK	1,231	56,157	56,342	185	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	9,397	432,000	430,148	—	(1,852)
Egyptian Pound,
Expiring 03/02/22	Morgan Stanley & Co. International PLC	EGP	7,440	470,281	470,066	—	(215)
Hungarian Forint,
Expiring 04/19/22	Barclays Bank PLC	HUF	29,116	90,427	91,291	864	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	263,271	832,900	825,477	—	(7,423)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 04/19/22	Goldman Sachs International	HUF	72,976	$225,197	$228,812	$3,615	$—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	13,173	40,887	41,304	417	—
Indian Rupee,
Expiring 03/16/22	Citibank, N.A.	INR	32,602	437,000	434,586	—	(2,414)
Expiring 03/16/22	HSBC Bank PLC	INR	9,146	122,167	121,914	—	(253)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	131,328	1,727,835	1,750,628	22,793	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	30,431	407,000	405,658	—	(1,342)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	1,597	21,301	21,284	—	(17)
Expiring 03/16/22	Standard Chartered Bank	INR	38,132	510,000	508,304	—	(1,696)
Expiring 03/16/22	UBS AG	INR	25,367	338,000	338,149	149	—
Indonesian Rupiah,
Expiring 03/16/22	Citibank, N.A.	IDR	2,481,247	171,026	172,550	1,524	—
Expiring 03/16/22	HSBC Bank PLC	IDR	10,685,306	738,619	743,073	4,454	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	4,715,994	327,000	327,958	958	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	3,929,111	271,535	273,237	1,702	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	683,378	47,792	47,523	—	(269)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	IDR	1,792,066	123,752	124,623	871	—
Expiring 03/16/22	Standard Chartered Bank	IDR	4,596,224	317,000	319,629	2,629	—
Expiring 03/16/22	Standard Chartered Bank	IDR	4,237,952	293,000	294,714	1,714	—
Japanese Yen,
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	36,871	319,865	320,705	840	—
Malaysian Ringgit,
Expiring 03/16/22	Barclays Bank PLC	MYR	1,792	421,368	428,454	7,086	—
Expiring 03/16/22	Barclays Bank PLC	MYR	254	60,000	60,665	665	—
Expiring 03/16/22	Goldman Sachs International	MYR	568	135,000	135,717	717	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MYR	355	83,861	84,800	939	—
Mexican Peso,
Expiring 03/16/22	BNP Paribas S.A.	MXN	3,168	152,000	152,419	419	—
Expiring 03/16/22	BNP Paribas S.A.	MXN	1,132	53,164	54,466	1,302	—
Expiring 03/16/22	Citibank, N.A.	MXN	11,256	545,000	541,486	—	(3,514)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/16/22	Goldman Sachs International	MXN	465	$21,929	$22,372	$443	$—
Expiring 03/16/22	HSBC Bank PLC	MXN	3,154	147,000	151,750	4,750	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	26,754	1,232,916	1,287,051	54,135	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	26,754	1,234,167	1,287,051	52,884	—
Philippine Peso,
Expiring 03/16/22	HSBC Bank PLC	PHP	7,863	153,000	153,328	328	—
Expiring 03/16/22	HSBC Bank PLC	PHP	4,457	86,000	86,901	901	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	24,926	484,000	486,040	2,040	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	17,191	332,000	335,219	3,219	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	17,148	330,000	334,379	4,379	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	14,306	275,000	278,953	3,953	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	11,971	231,000	233,429	2,429	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	10,954	212,544	213,595	1,051	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	PHP	3,144	61,871	61,299	—	(572)
Expiring 03/16/22	Standard Chartered Bank	PHP	18,253	353,000	355,934	2,934	—
Expiring 03/16/22	Standard Chartered Bank	PHP	13,672	265,000	266,608	1,608	—
Expiring 03/16/22	Standard Chartered Bank	PHP	12,808	253,000	249,755	—	(3,245)
Polish Zloty,
Expiring 04/19/22	HSBC Bank PLC	PLN	15,951	4,016,363	3,885,430	—	(130,933)
Romanian Leu,
Expiring 04/19/22	BNP Paribas S.A.	RON	2,844	647,639	641,824	—	(5,815)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	RON	330	74,398	74,427	29	—
Russian Ruble,
Expiring 03/16/22	Barclays Bank PLC	RUB	4,751	62,918	60,674	—	(2,244)
Expiring 03/16/22	Citibank, N.A.	RUB	1,103	14,112	14,087	—	(25)
Expiring 03/16/22	Goldman Sachs International	RUB	42,483	530,000	542,553	12,553	—
Expiring 03/16/22	Goldman Sachs International	RUB	10,487	135,000	133,932	—	(1,068)
Expiring 03/16/22	HSBC Bank PLC	RUB	30,356	392,304	387,680	—	(4,624)
Expiring 03/16/22	HSBC Bank PLC	RUB	7,926	105,000	101,221	—	(3,779)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	61,735	$804,814	$788,416	$—	$(16,398)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	10,797	143,000	137,883	—	(5,117)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	10,000	129,000	127,710	—	(1,290)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	8,770	111,794	112,004	210	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	8,679	115,000	110,844	—	(4,156)
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	730	542,000	540,226	—	(1,774)
South African Rand,
Expiring 03/16/22	Barclays Bank PLC	ZAR	2,295	143,000	148,375	5,375	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	2,177	135,000	140,753	5,753	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	1,855	115,000	119,924	4,924	—
Expiring 03/16/22	Citibank, N.A.	ZAR	4,979	313,542	321,889	8,347	—
Expiring 03/16/22	Citibank, N.A.	ZAR	1,024	63,611	66,224	2,613	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	2,211	135,000	142,954	7,954	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	905	57,160	58,520	1,360	—
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	2,854	176,000	184,507	8,507	—
South Korean Won,
Expiring 03/16/22	Citibank, N.A.	KRW	459,143	381,000	380,393	—	(607)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	KRW	405,499	338,000	335,949	—	(2,051)
Thai Baht,
Expiring 03/16/22	Citibank, N.A.	THB	5,960	180,000	178,992	—	(1,008)
Expiring 03/16/22	HSBC Bank PLC	THB	12,415	373,000	372,832	—	(168)
Expiring 03/16/22	HSBC Bank PLC	THB	11,726	351,000	352,123	1,123	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	6,922	207,000	207,874	874	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	2,569	77,258	77,150	—	(108)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	2,196	65,440	65,933	493	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	10,703	321,000	321,415	415	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 03/16/22	Barclays Bank PLC	TRY	1,152	$86,000	$84,519	$—	$(1,481)
Expiring 03/16/22	HSBC Bank PLC	TRY	772	53,543	56,684	3,141	—
				$38,265,922	$38,645,370	596,625	(217,177)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	643	$463,958	$454,684	$9,274	$—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	19,524	3,622,215	3,674,731	—	(52,516)
Expiring 02/02/22	Credit Suisse International	BRL	846	154,000	159,157	—	(5,157)
Expiring 02/02/22	Credit Suisse International	BRL	646	114,000	121,609	—	(7,609)
Expiring 02/02/22	JPMorgan Chase Bank, N.A.	BRL	907	159,679	170,719	—	(11,040)
Expiring 02/02/22	Morgan Stanley & Co. International PLC	BRL	1,157	201,758	217,830	—	(16,072)
Expiring 03/03/22	Citibank, N.A.	BRL	1,487	274,000	277,806	—	(3,806)
Expiring 03/03/22	Goldman Sachs International	BRL	1,138	212,622	212,636	—	(14)
Chilean Peso,
Expiring 03/16/22	Barclays Bank PLC	CLP	219,208	257,317	272,115	—	(14,798)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	123,959	151,000	153,877	—	(2,877)
Expiring 03/16/22	UBS AG	CLP	122,210	151,000	151,706	—	(706)
Chinese Renminbi,
Expiring 02/18/22	BNP Paribas S.A.	CNH	3,358	524,245	526,386	—	(2,141)
Expiring 02/18/22	BNP Paribas S.A.	CNH	2,588	407,259	405,665	1,594	—
Expiring 02/18/22	Citibank, N.A.	CNH	3,035	475,000	475,683	—	(683)
Expiring 02/18/22	Deutsche Bank AG	CNH	8,849	1,378,267	1,387,028	—	(8,761)
Expiring 02/18/22	Goldman Sachs International	CNH	2,467	384,473	386,740	—	(2,267)
Expiring 02/18/22	HSBC Bank PLC	CNH	3,370	529,036	528,123	913	—
Expiring 02/18/22	HSBC Bank PLC	CNH	3,018	472,000	472,995	—	(995)
Expiring 02/18/22	HSBC Bank PLC	CNH	2,224	347,000	348,610	—	(1,610)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/18/22	HSBC Bank PLC	CNH	996	$155,000	$156,093	$—	$(1,093)
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	2,360	370,000	369,959	41	—
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	670	104,947	105,013	—	(66)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	3,810	595,000	597,131	—	(2,131)
Colombian Peso,
Expiring 03/16/22	BNP Paribas S.A.	COP	727,690	182,798	183,330	—	(532)
Expiring 03/16/22	Goldman Sachs International	COP	1,043,876	262,313	262,988	—	(675)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	COP	245,231	60,649	61,782	—	(1,133)
Czech Koruna,
Expiring 04/19/22	Citibank, N.A.	CZK	4,038	183,000	184,841	—	(1,841)
Euro,
Expiring 04/19/22	BNP Paribas S.A.	EUR	101	115,069	113,748	1,321	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	184	211,261	207,029	4,232	—
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	76,274	241,530	239,154	2,376	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	67,651	214,000	212,115	1,885	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	44,129	137,280	138,366	—	(1,086)
Expiring 04/19/22	HSBC Bank PLC	HUF	52,567	165,000	164,821	179	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	41,099	126,720	128,865	—	(2,145)
Indian Rupee,
Expiring 03/16/22	Credit Suisse International	INR	23,731	311,000	316,344	—	(5,344)
Expiring 03/16/22	Goldman Sachs International	INR	18,929	248,623	252,330	—	(3,707)
Expiring 03/16/22	HSBC Bank PLC	INR	37,271	488,000	496,831	—	(8,831)
Expiring 03/16/22	HSBC Bank PLC	INR	11,380	153,000	151,699	1,301	—
Expiring 03/16/22	HSBC Bank PLC	INR	6,463	86,000	86,152	—	(152)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	11,399	152,000	151,953	47	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	11,316	152,000	150,839	1,161	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	2,026	26,656	27,001	—	(345)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	14,452,896	$994,488	$1,005,077	$—	$(10,589)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	3,806,513	265,000	264,711	289	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	3,780,888	263,000	262,929	71	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	IDR	6,220,002	433,000	432,549	451	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	IDR	3,098,387	215,645	215,467	178	—
Expiring 03/16/22	Standard Chartered Bank	IDR	5,763,514	400,000	400,804	—	(804)
Expiring 03/16/22	Standard Chartered Bank	IDR	4,694,300	325,000	326,449	—	(1,449)
Expiring 03/16/22	Standard Chartered Bank	IDR	3,101,082	216,000	215,654	346	—
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	1,545	489,967	488,418	1,549	—
Expiring 03/16/22	Citibank, N.A.	ILS	425	136,000	134,297	1,703	—
Expiring 03/16/22	Citibank, N.A.	ILS	224	72,244	70,684	1,560	—
Mexican Peso,
Expiring 03/16/22	Bank of America, N.A.	MXN	6,540	318,000	314,600	3,400	—
Expiring 03/16/22	Goldman Sachs International	MXN	2,554	123,200	122,870	330	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	MXN	4,273	206,293	205,536	757	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	MXN	2,194	105,516	105,566	—	(50)
Expiring 03/16/22	UBS AG	MXN	5,384	259,140	259,013	127	—
Expiring 03/16/22	UBS AG	MXN	3,098	150,798	149,044	1,754	—
New Taiwanese Dollar,
Expiring 03/16/22	Barclays Bank PLC	TWD	8,913	323,000	321,598	1,402	—
Expiring 03/16/22	Citibank, N.A.	TWD	40,370	1,466,087	1,456,607	9,480	—
Expiring 03/16/22	Credit Suisse International	TWD	17,302	628,142	624,260	3,882	—
Expiring 03/16/22	Credit Suisse International	TWD	15,060	546,000	543,384	2,616	—
Expiring 03/16/22	Credit Suisse International	TWD	10,485	381,000	378,302	2,698	—
Expiring 03/16/22	HSBC Bank PLC	TWD	6,853	250,000	247,273	2,727	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	TWD	8,654	314,000	312,258	1,742	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	TWD	1,504	54,605	54,256	349	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/16/22	Goldman Sachs International	PEN	648	$163,000	$167,696	$—	$(4,696)
Expiring 03/16/22	Standard Chartered Bank	PEN	1,122	273,525	290,543	—	(17,018)
Philippine Peso,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	69,255	1,364,645	1,350,459	14,186	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	7,793	151,000	151,963	—	(963)
Expiring 03/16/22	Standard Chartered Bank	PHP	15,833	312,000	308,746	3,254	—
Polish Zloty,
Expiring 04/19/22	UBS AG	PLN	1,064	261,000	259,269	1,731	—
Russian Ruble,
Expiring 03/16/22	Barclays Bank PLC	RUB	21,938	289,421	280,164	9,257	—
Expiring 03/16/22	Barclays Bank PLC	RUB	5,253	67,500	67,082	418	—
Expiring 03/16/22	HSBC Bank PLC	RUB	28,591	375,000	365,129	9,871	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	RUB	9,048	118,000	115,556	2,444	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	15,333	202,000	195,815	6,185	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	13,510	177,000	172,540	4,460	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	10,514	140,000	134,279	5,721	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	3,323	43,690	42,438	1,252	—
Singapore Dollar,
Expiring 03/16/22	Citibank, N.A.	SGD	460	339,765	340,611	—	(846)
Expiring 03/16/22	HSBC Bank PLC	SGD	3,844	2,813,160	2,844,960	—	(31,800)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	SGD	225	165,000	166,567	—	(1,567)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	SGD	78	57,443	57,872	—	(429)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	SGD	463	340,000	342,578	—	(2,578)
South African Rand,
Expiring 03/16/22	Bank of America, N.A.	ZAR	2,154	134,000	139,267	—	(5,267)
Expiring 03/16/22	Barclays Bank PLC	ZAR	21,891	1,367,349	1,415,264	—	(47,915)
Expiring 03/16/22	Barclays Bank PLC	ZAR	8,420	524,187	544,346	—	(20,159)
Expiring 03/16/22	Barclays Bank PLC	ZAR	7,103	453,257	459,233	—	(5,976)
Expiring 03/16/22	Barclays Bank PLC	ZAR	2,449	149,000	158,355	—	(9,355)
Expiring 03/16/22	Citibank, N.A.	ZAR	2,422	156,766	156,598	168	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/16/22	Goldman Sachs International	ZAR	2,389	$148,000	$154,429	$—	$(6,429)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	6,695	430,170	432,817	—	(2,647)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	2,358	152,000	152,447	—	(447)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	994	64,105	64,278	—	(173)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	15,112	936,750	977,002	—	(40,252)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	1,728	110,760	111,730	—	(970)
South Korean Won,
Expiring 03/16/22	BNP Paribas S.A.	KRW	174,390	147,805	144,480	3,325	—
Expiring 03/16/22	Credit Suisse International	KRW	475,329	399,000	393,802	5,198	—
Expiring 03/16/22	HSBC Bank PLC	KRW	467,666	388,000	387,454	546	—
Expiring 03/16/22	HSBC Bank PLC	KRW	318,315	264,000	263,719	281	—
Expiring 03/16/22	HSBC Bank PLC	KRW	205,657	171,590	170,384	1,206	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	482,722	407,000	399,928	7,072	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	391,248	330,000	324,143	5,857	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	KRW	37,307	30,925	30,908	17	—
Expiring 03/16/22	Standard Chartered Bank	KRW	406,597	339,000	336,859	2,141	—
Expiring 03/16/22	Standard Chartered Bank	KRW	294,609	246,000	244,079	1,921	—
Thai Baht,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	37,898	1,116,131	1,138,103	—	(21,972)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	12,472	370,378	374,527	—	(4,149)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	11,664	353,000	350,265	2,735	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	2,935	86,827	88,136	—	(1,309)
Expiring 03/16/22	Standard Chartered Bank	THB	5,017	151,000	150,660	340	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	TRY	713	$52,100	$52,359	$—	$(259)
Expiring 03/16/22	Standard Chartered Bank	TRY	809	55,000	59,401	—	(4,401)
				$41,144,049	$41,397,330	151,321	(404,602)
						$747,946	$(621,779)
Cross currency exchange contracts outstanding at January 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	216	CAD	193	$1,054	$—	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	133	PLN	607	1,811	—	HSBC Bank PLC
04/19/22	Buy	EUR	133	PLN	608	1,518	—	UBS AG
						$4,383	$—
Interest rate swap agreements outstanding at January 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	3,324	01/02/23	6.450%(T)	1 Day BROIS(2)(T)	$—	$(27,709)	$(27,709)
BRL	1,374	01/02/24	4.590%(T)	1 Day BROIS(2)(T)	—	(30,465)	(30,465)
BRL	3,769	01/02/25	5.755%(T)	1 Day BROIS(2)(T)	—	(81,306)	(81,306)
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)	—	(29,641)	(29,641)
BRL	2,354	01/02/25	7.950%(T)	1 Day BROIS(2)(T)	—	(33,574)	(33,574)
BRL	2,540	01/02/25	8.140%(T)	1 Day BROIS(1)(T)	—	30,415	30,415
BRL	3,723	01/02/25	9.070%(T)	1 Day BROIS(1)(T)	—	33,702	33,702
BRL	3,378	01/02/25	11.078%(T)	1 Day BROIS(2)(T)	—	(1,298)	(1,298)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	2,333	01/02/25	11.190%(T)	1 Day BROIS(2)(T)	$—	$765	$765
BRL	6,633	01/02/25	11.258%(T)	1 Day BROIS(2)(T)	—	4,104	4,104
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)	—	(21,981)	(21,981)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)	—	(32,382)	(32,382)
BRL	2,414	01/04/27	7.060%(T)	1 Day BROIS(1)(T)	20,737	73,773	53,036
BRL	1,885	01/04/27	7.745%(T)	1 Day BROIS(1)(T)	—	46,636	46,636
BRL	1,366	01/04/27	8.020%(T)	1 Day BROIS(2)(T)	—	(32,452)	(32,452)
BRL	1,954	01/04/27	8.565%(T)	1 Day BROIS(2)(T)	—	(35,760)	(35,760)
BRL	744	01/04/27	9.300%(T)	1 Day BROIS(1)(T)	—	9,932	9,932
BRL	1,788	01/04/27	10.250%(T)	1 Day BROIS(1)(T)	—	9,196	9,196
BRL	4,561	01/04/27	10.490%(T)	1 Day BROIS(1)(T)	10,709	15,511	4,802
BRL	1,249	01/04/27	11.085%(T)	1 Day BROIS(1)(T)	—	(391)	(391)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)	—	13,128	13,128
BRL	1,601	01/04/27	12.200%(T)	1 Day BROIS(2)(T)	—	19,063	19,063
CLP	1,063,900	01/06/25	5.633%(S)	1 Day CLOIS(1)(S)	—	5,644	5,644
CLP	1,220,850	01/31/25	6.216%(S)	1 Day CLOIS(1)(S)	—	(18,731)	(18,731)
CLP	288,400	06/23/26	3.165%(S)	1 Day CLOIS(1)(S)	—	34,798	34,798
CLP	268,200	07/12/26	3.505%(S)	1 Day CLOIS(2)(S)	—	(27,924)	(27,924)
CLP	128,690	01/10/27	5.630%(S)	1 Day CLOIS(1)(S)	—	(551)	(551)
CLP	207,630	02/02/32	5.565%(S)	1 Day CLOIS(2)(S)	—	504	504
CNH	2,100	06/15/25	2.175%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	97	99
CNH	3,515	06/19/25	2.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	580	585
CNH	3,085	10/30/25	2.535%(Q)	7 Day China Fixing Repo Rates(2)(Q)	19	5,944	5,925

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	5,800	07/12/26	2.640%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$—	$15,973	$15,973
CNH	2,360	07/27/26	2.553%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	5,116	5,116
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)	—	(3,566)	(3,566)
COP	10,020,000	01/31/24	6.670%(Q)	1 Day COOIS(1)(Q)	576	(3,054)	(3,630)
COP	3,390,000	09/30/26	5.830%(Q)	1 Day COOIS(1)(Q)	10,919	35,317	24,398
COP	606,920	01/12/27	6.850%(Q)	1 Day COOIS(1)(Q)	—	220	220
COP	1,148,410	01/12/27	6.910%(Q)	1 Day COOIS(1)(Q)	—	(335)	(335)
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)	—	(1,511)	(1,511)
CZK	7,610	09/22/26	2.360%(A)	6 Month PRIBOR(2)(S)	—	(24,251)	(24,251)
CZK	18,300	12/08/26	3.110%(A)	6 Month PRIBOR(2)(S)	(7,958)	(36,068)	(28,110)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)	—	(44,618)	(44,618)
CZK	6,085	10/08/31	2.450%(A)	6 Month PRIBOR(2)(S)	(6,777)	(26,760)	(19,983)
CZK	6,070	01/27/32	3.445%(A)	6 Month PRIBOR(2)(S)	—	(4,520)	(4,520)
HUF	157,860	09/03/26	2.660%(A)	6 Month BUBOR(1)(S)	5,523	48,487	42,964
HUF	160,000	01/18/27	4.865%(A)	6 Month BUBOR(1)(S)	—	6,847	6,847
KRW	3,200,000	01/07/27	2.178%(Q)	3 Month KWCDC(1)(Q)	(4,084)	4,878	8,962
MXN	7,470	05/02/25	5.285%(M)	28 Day Mexican Interbank Rate(2)(M)	14	(23,319)	(23,333)
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)	(12,644)	(66,279)	(53,635)
MXN	9,180	07/14/26	6.465%(M)	28 Day Mexican Interbank Rate(2)(M)	(23)	(16,895)	(16,872)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	4,160	07/15/26	6.430%(M)	28 Day Mexican Interbank Rate(2)(M)	$(9)	$(7,940)	$(7,931)
MXN	14,940	08/24/26	6.418%(M)	28 Day Mexican Interbank Rate(2)(M)	(23,665)	(29,532)	(5,867)
MXN	19,448	01/14/27	7.535%(M)	28 Day Mexican Interbank Rate(1)(M)	(766)	(3,582)	(2,816)
MXN	2,040	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(5,212)	(5,212)
MXN	4,500	05/14/31	6.915%(M)	28 Day Mexican Interbank Rate(2)(M)	(17)	(9,108)	(9,091)
MXN	4,450	07/24/31	6.780%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(11,383)	(11,383)
MXN	6,300	09/10/31	7.145%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(8,378)	(8,378)
PLN	2,450	10/05/23	1.350%(A)	6 Month WIBOR(1)(S)	—	25,068	25,068
PLN	2,450	10/05/23	1.375%(A)	6 Month WIBOR(1)(S)	—	24,781	24,781
PLN	2,360	12/15/23	2.400%(A)	6 Month WIBOR(1)(S)	—	20,046	20,046
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)	—	(34,088)	(34,088)
PLN	5,007	12/17/24	3.260%(A)	6 Month WIBOR(1)(S)	15,565	33,406	17,841
PLN	3,550	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)	—	2,166	2,166
PLN	2,730	09/08/25	0.637%(A)	6 Month WIBOR(2)(S)	(2,656)	(78,518)	(75,862)
PLN	2,340	08/06/26	1.300%(A)	6 Month WIBOR(2)(S)	(12,174)	(65,253)	(53,079)
PLN	1,980	09/03/26	1.570%(A)	6 Month WIBOR(1)(S)	—	49,779	49,779
PLN	1,636	10/21/26	2.545%(A)	6 Month WIBOR(2)(S)	378	(24,925)	(25,303)
PLN	4,210	01/10/27	3.930%(A)	6 Month WIBOR(1)(S)	2,281	10,903	8,622

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	893	01/24/27	3.835%(A)	6 Month WIBOR(2)(S)	$—	$(3,518)	$(3,518)
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)	—	28,606	28,606
THB	40,370	03/16/27	1.418%(S)	6 Month THBFIX(1)(S)	—	(6,178)	(6,178)
ZAR	4,500	06/25/25	5.010%(Q)	3 Month JIBAR(2)(Q)	(20)	(10,035)	(10,015)
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)	(11,261)	(14,232)	(2,971)
ZAR	2,472	04/15/26	5.605%(Q)	3 Month JIBAR(2)(Q)	(31)	(4,892)	(4,861)
ZAR	6,918	09/29/26	6.245%(Q)	3 Month JIBAR(1)(Q)	7,028	5,481	(1,547)
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)	(44)	(394)	(350)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)	93	5,470	5,377
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)	1,662	3,415	1,753
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)	5,064	1,278	(3,786)
					$(1,568)	$(311,480)	$(309,912)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	1,700	01/24/27	3.115%(Q)	3 Month KLIBOR(2)(Q)	$(545)	$(13)	$(532)	JPMorgan Chase Bank, N.A.
RUB	96,500	12/15/26	7.290%(A)	3 Month MosPRIME(2)(Q)	(128,761)	—	(128,761)	Goldman Sachs International
RUB	21,000	12/15/26	7.995%(A)	3 Month MosPRIME(2)(Q)	(20,469)	—	(20,469)	Morgan Stanley & Co. International PLC
					$(149,775)	$(13)	$(149,762)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).